Income Taxes (Detail Narrative) (USD $)	3 Months Ended
Sep. 30, 2013
Income Taxes Detail Narrative
Federal Statutory Income Tax Rate (in percentage)	34.00%
Deferred tax assets net operating loss carry forwards expiration year	2033
Net operating loss carry forwards subject to expiration	$ 14,000